Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Theoretical income tax expense (benefit)	$ (18,260)	$ (30,313)	$ (46,326)
Change in valuation allowance	15,043	28,471	43,134
Return to provision true ups	143	884	395
Foreign tax rate differentials	753	352	311
Shared Based Compensations non-deductible (taxable)	(1,159)	2,402	(929)
Non-deductible expenses	298	512	820
Tax rate change impact	124	(139)	(1,883)
Foreign exchange impact	(511)	(430)	874
State Taxes	(299)	170	(316)
Valuation allowance on acquisition balances	0	0	(3,482)
R&D credits	(1,427)	(208)	0
Other	1,450	307	1,390
Total	$ (3,845)	$ 2,008	$ (6,012)